INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
In respect of the current year	$ 513	$ 181	$ (413)
Withholding taxes	48	10	0
In respect of prior years	(132)	0	8
Current tax expense (income) and adjustments for current tax of prior periods	429	191	(405)
Deferred tax
In respect of the current year	(547)	(2)	3
In respect of prior years	0	0	2
Deferred tax expense (income)	(547)	(2)	5
Tax expense (income), continuing operations	$ (118)	$ 189	$ (400)